FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537

                         FRANKLIN CUSTODIAN FUNDS, INC.
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/05

Item 1. Schedule of Investments.


FRANKLIN CUSTODIAN FUNDS, INC.

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin DynaTech Fund ....................................................   3

Franklin Growth Fund ......................................................   7

Franklin Income Fund ......................................................  11

Franklin U.S. Government Securities Fund ..................................  21

Franklin Utilities Fund ...................................................  23

Notes to Statements of Investments ........................................  27


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1
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FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DYNATECH FUND                                                            COUNTRY           SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 98.5%
   AEROSPACE & DEFENSE 0.5%
   Rockwell Collins Inc. ...................................................      United States            75,000   $     3,576,000
                                                                                                                    ----------------
   AIR FREIGHT/COURIERS 2.8%
   C.H. Robinson Worldwide Inc. ............................................      United States           150,000         8,730,000
   Expeditors International of Washington Inc. .............................      United States            20,000           996,200
   United Parcel Service Inc., B ...........................................      United States           140,000         9,682,400
                                                                                                                    ----------------
                                                                                                                         19,408,600
                                                                                                                    ----------------
   BIOTECHNOLOGY 10.0%
(a)Amgen Inc. ..............................................................      United States           300,000        18,138,000
(a)Biogen Idec Inc. ........................................................      United States           100,000         3,445,000
(a)Charles River Laboratories International Inc. ...........................      United States           100,000         4,825,000
(a)Genentech Inc. ..........................................................      United States           300,000        24,084,000
(a)Gilead Sciences Inc. ....................................................      United States           150,000         6,598,500
(a)Invitrogen Corp. ........................................................      United States           150,000        12,493,500
                                                                                                                    ----------------
                                                                                                                         69,584,000
                                                                                                                    ----------------
   CABLE/SATELLITE TELEVISION 1.3%
(a)Comcast Corp., A ........................................................      United States           175,000         5,241,250
(a)Liberty Global Inc. .....................................................      United States            15,000           700,050
(a)Liberty Media Corp., A ..................................................      United States           300,000         3,057,000
                                                                                                                    ----------------
                                                                                                                          8,998,300
                                                                                                                    ----------------
   CASINOS/GAMING 0.8%
   International Game Technology ...........................................      United States           200,000         5,630,000
                                                                                                                    ----------------
   CHEMICALS: SPECIALTY 1.0%
   Sigma-Aldrich Corp. .....................................................      United States           125,000         7,005,000
                                                                                                                    ----------------
   COMPUTER COMMUNICATIONS 1.7%
(a)Cisco Systems Inc. ......................................................      United States           600,000        11,466,000
                                                                                                                    ----------------
   COMPUTER PROCESSING HARDWARE 3.3%
(a)Apple Computer Inc. .....................................................      United States           100,000         3,681,000
(a)Dell Inc. ...............................................................      United States           250,000         9,877,500
   Hewlett-Packard Co. .....................................................      United States           400,000         9,404,000
                                                                                                                    ----------------
                                                                                                                         22,962,500
                                                                                                                    ----------------
   DATA PROCESSING SERVICES 2.7%
   First Data Corp. ........................................................      United States           225,000         9,031,500
   Paychex Inc. ............................................................      United States           300,000         9,762,000
                                                                                                                    ----------------
                                                                                                                         18,793,500
                                                                                                                    ----------------
   ELECTRONIC EQUIPMENT/INSTRUMENTS 3.3%
(a)Agilent Technologies Inc. ...............................................      United States           300,000         6,906,000
(a)Dolby Laboratories Inc., A ..............................................      United States           100,000         2,206,000
   Rockwell Automation Inc. ................................................      United States           277,500        13,517,025
                                                                                                                    ----------------
                                                                                                                         22,629,025
                                                                                                                    ----------------


                                         Quarterly Statements of Investments | 3

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DYNATECH FUND                                                            COUNTRY           SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   ELECTRONIC PRODUCTION EQUIPMENT 3.6%
   Applied Materials Inc. ..................................................      United States           500,000   $     8,090,000
   KLA-Tencor Corp. ........................................................      United States           200,000         8,740,000
(a)Lam Research Corp. ......................................................      United States           150,000         4,341,000
(a)Varian Semiconductor Equipment Associates Inc. ..........................      United States           100,000         3,700,000
                                                                                                                    ----------------
                                                                                                                         24,871,000
                                                                                                                    ----------------
   ELECTRONICS/APPLIANCE STORES 1.2%
   Best Buy Co. Inc. .......................................................      United States           125,000         8,568,750
                                                                                                                    ----------------
   FINANCIAL CONGLOMERATES 0.7%
   Citigroup Inc. ..........................................................      United States           100,000         4,623,000
                                                                                                                    ----------------
   FINANCIAL PUBLISHING/SERVICES 1.6%
   Moody's Corp. ...........................................................      United States           240,000        10,790,400
                                                                                                                    ----------------
   HOSPITAL/NURSING MANAGEMENT 0.8%
(a)United Surgical Partners International Inc. .............................      United States           100,000         5,208,000
                                                                                                                    ----------------
   INDUSTRIAL CONGLOMERATES 0.8%
   Tyco International Ltd. .................................................      United States           200,000         5,840,000
                                                                                                                    ----------------
   INFORMATION TECHNOLOGY SERVICES 1.9%
(a)Cognizant Technology Solutions Corp., A .................................      United States           150,000         7,069,500
   Infosys Technologies Ltd., ADR ..........................................          India                80,000         6,197,600
                                                                                                                    ----------------
                                                                                                                         13,267,100
                                                                                                                    ----------------
   INSURANCE BROKERS/SERVICES 0.7%
(a)ChoicePoint Inc. .......................................................       United States           120,000         4,806,000
                                                                                                                    ----------------
   INTERNET SOFTWARE/SERVICES 6.9%
(a)Google Inc., A ..........................................................      United States            70,000        20,590,500
(a)InfoSpace Inc. ..........................................................      United States           120,000         3,951,600
(a)VeriSign Inc. ...........................................................      United States           100,000         2,876,000
(a)Yahoo! Inc. .............................................................      United States           600,000        20,790,000
                                                                                                                    ----------------
                                                                                                                         48,208,100
                                                                                                                    ----------------
   INVESTMENT BANKS/BROKERS 0.3%
(a)Archipelago Holdings Inc. ...............................................      United States            50,000         1,949,500
                                                                                                                    ----------------
   MAJOR PHARMACEUTICALS 3.4%
   Bristol-Myers Squibb Co. ................................................      United States           100,000         2,498,000
   Johnson & Johnson .......................................................      United States           150,000         9,750,000
   Pfizer Inc. .............................................................      United States           400,000        11,032,000
                                                                                                                    ----------------
                                                                                                                         23,280,000
                                                                                                                    ----------------
   MANAGED HEALTH CARE 4.4%
(a)Caremark Rx Inc. ........................................................      United States           225,000        10,017,000
   UnitedHealth Group Inc. .................................................      United States           400,000        20,856,000
                                                                                                                    ----------------
                                                                                                                         30,873,000
                                                                                                                    ----------------


4 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DYNATECH FUND                                                           COUNTRY            SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   MEDIA CONGLOMERATES 1.2%
   News Corp. Ltd., B ......................................................      United States           300,000   $     5,058,000
(a)Time Warner Inc. ........................................................      United States           200,000         3,342,000
                                                                                                                    ----------------
                                                                                                                          8,400,000
                                                                                                                    ----------------
   MEDICAL SPECIALTIES 9.6%
   Alcon Inc. ..............................................................       Switzerland            150,000        16,402,500
   Medtronic Inc. ..........................................................      United States           275,000        14,242,250
   Stryker Corp. ...........................................................      United States           280,000        13,316,800
(a)Varian Medical Systems Inc. .............................................      United States           125,000         4,666,250
(a)Waters Corp. ............................................................      United States           200,000         7,434,000
(a)Zimmer Holdings Inc. ....................................................      United States           140,000        10,663,800
                                                                                                                    ----------------
                                                                                                                         66,725,600
                                                                                                                    ----------------
   MEDICAL/NURSING SERVICES 1.0%
(a)VCA Antech Inc. .........................................................      United States           300,000         7,275,000
                                                                                                                    ----------------
   MOVIES/ENTERTAINMENT 1.4%
(a)Pixar ...................................................................      United States           190,000         9,509,500
                                                                                                                    ----------------
   OILFIELD SERVICES/EQUIPMENT 1.6%
   Schlumberger Ltd. .......................................................      United States           150,000        11,391,000
                                                                                                                    ----------------
   OTHER CONSUMER SERVICES 1.0%
(a)eBay Inc. ...............................................................      United States           200,000         6,602,000
                                                                                                                    ----------------
   OTHER PHARMACEUTICALS 1.3%
   Teva Pharmaceutical Industries Ltd., ADR ................................         Israel               300,000         9,342,000
                                                                                                                    ----------------
   PACKAGED SOFTWARE 8.7%
   Adobe Systems Inc. ......................................................      United States           500,000        14,310,000
   Autodesk Inc. ...........................................................      United States           300,000        10,311,000
   Microsoft Corp. .........................................................      United States           950,000        23,598,000
(a)NAVTEQ Corp. ............................................................      United States           160,000         5,948,800
   SAP AG, ADR .............................................................         Germany               50,000         2,165,000
(a)Symantec Corp. ..........................................................      United States           200,000         4,348,000
                                                                                                                    ----------------
                                                                                                                         60,680,800
                                                                                                                    ----------------
   RECREATIONAL PRODUCTS 2.0%
(a)Electronic Arts Inc. ....................................................      United States           250,000        14,152,500
                                                                                                                    ----------------
   SAVINGS BANKS 0.9%
   Golden West Financial Corp. .............................................      United States           100,000         6,438,000
                                                                                                                    ----------------
   SEMICONDUCTORS 11.6%
   Analog Devices Inc. .....................................................      United States           310,000        11,566,100
   Intel Corp. .............................................................      United States         1,150,000        29,969,000
(a)International Rectifier Corp. ...........................................      United States           180,000         8,589,600
   Linear Technology Corp. .................................................      United States           400,000        14,676,000
(a)Marvell Technology Group Ltd. ...........................................         Bermuda               75,000         2,853,000


                                         Quarterly Statements of Investments | 5

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DYNATECH FUND                                                           COUNTRY            SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SEMICONDUCTORS (CONT.)
   Microchip Technology Inc. ...............................................      United States           150,000   $     4,443,000
   Xilinx Inc. .............................................................      United States           320,000         8,160,000
                                                                                                                    ----------------
                                                                                                                         80,256,700
                                                                                                                    ----------------
   SERVICES TO THE HEALTH INDUSTRY 1.0%
(a)Pharmaceutical Product Development Inc. .................................      United States           150,000         7,029,000
                                                                                                                    ----------------
   TELECOMMUNICATIONS EQUIPMENT 3.5%
   Motorola Inc. ...........................................................      United States           680,750        12,430,495
   Nokia Corp., ADR ........................................................         Finland              315,000         5,241,600
   QUALCOMM Inc. ...........................................................      United States           200,000         6,602,000
                                                                                                                    ----------------
                                                                                                                         24,274,095
                                                                                                                    ----------------
   TOTAL COMMON STOCKS (COST $456,457,250) .................................                                            684,413,970
                                                                                                                    ----------------
   SHORT TERM INVESTMENT (COST $1,866,914) 0.3%
   MONEY FUND 0.3%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........      United States         1,866,914         1,866,914
                                                                                                                    ----------------
   TOTAL INVESTMENTS (COST $458,324,164) 98.8% .............................                                            686,280,884
   OTHER ASSETS, LESS LIABILITIES 1.2% .....................................                                              8,305,689
                                                                                                                    ----------------
   NET ASSETS 100.0% .......................................................                                        $   694,586,573
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 26.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GROWTH FUND                                                              COUNTRY      SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS 99.9%
   COMMERCIAL SERVICES 3.1%
(a)Dun & Bradstreet Corp. ..................................................      United States           122,000   $     7,521,300
   Equifax Inc. ............................................................      United States           400,000        14,284,000
   Moody's Corp. ...........................................................      United States           488,000        21,940,480
   Robert Half International Inc. ..........................................      United States           300,000         7,491,000
   Sabre Holdings Corp., A .................................................      United States           800,000        15,960,000
                                                                                                                    ----------------
                                                                                                                         67,196,780
                                                                                                                    ----------------
   CONSUMER DURABLES 1.1%
   Eastman Kodak Co. .......................................................      United States           500,000        13,425,000
   Harley-Davidson Inc. ....................................................      United States           200,000         9,920,000
                                                                                                                    ----------------
                                                                                                                         23,345,000
                                                                                                                    ----------------
   CONSUMER NON-DURABLES 3.3%
   International Flavors & Fragrances Inc. .................................      United States           300,000        10,866,000
   The Hershey Co. .........................................................      United States           516,400        32,068,440
   Tootsie Roll Industries Inc. ............................................      United States            22,487           657,745
   V.F. Corp. ..............................................................      United States           500,000        28,610,000
                                                                                                                    ----------------
                                                                                                                         72,202,185
                                                                                                                    ----------------
   CONSUMER SERVICES 4.8%
   Carnival Corp. ..........................................................      United States           500,000        27,275,000
   Clear Channel Communications Inc. .......................................      United States           500,000        15,465,000
   Fairmont Hotels & Resorts Inc. ..........................................          Canada              125,000         4,353,750
(a)Time Warner Inc. ........................................................      United States         1,350,000        22,558,500
   Viacom Inc., A ..........................................................      United States           200,000         6,444,000
   Viacom Inc., B ..........................................................      United States           100,000         3,202,000
   The Walt Disney Co. .....................................................      United States         1,000,000        25,180,000
                                                                                                                    ----------------
                                                                                                                        104,478,250
                                                                                                                    ----------------
   DISTRIBUTION SERVICES 2.8%
   Cardinal Health Inc. ....................................................      United States           300,000        17,274,000
   Genuine Parts Co. .......................................................      United States           400,000        16,436,000
   W.W. Grainger Inc. ......................................................      United States           500,000        27,395,000
                                                                                                                    ----------------
                                                                                                                         61,105,000
                                                                                                                    ----------------
   ELECTRONIC TECHNOLOGY 20.0%
(a)Agilent Technologies Inc. ...............................................      United States           400,000         9,208,000
(a)Apple Computer Inc. .....................................................      United States         1,000,000        36,810,000
   Boeing Co. ..............................................................      United States         1,000,000        66,000,000
(a)Cisco Systems Inc. ......................................................      United States         1,350,000        25,798,500
(a)Conexant Systems Inc. ...................................................      United States           300,000           483,000
(a)Dell Inc. ...............................................................      United States           500,000        19,755,000
(a)Dionex Corp. ............................................................      United States           250,000        10,902,500
(a)EMC Corp. ...............................................................      United States         1,000,000        13,710,000
(a)Gateway Inc. ............................................................      United States           500,000         1,650,000
   General Dynamics Corp. ..................................................      United States           500,000        54,770,000
   Hewlett-Packard Co. .....................................................      United States         1,116,250        26,243,038
   Intel Corp. .............................................................      United States           800,000        20,848,000


                                         Quarterly Statements of Investments | 7

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GROWTH FUND                                                              COUNTRY      SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS (CONT.)
   ELECTRONIC TECHNOLOGY (CONT.)
   Lockheed Martin Corp. ...................................................      United States           500,000   $    32,435,000
(a)Micrel Inc. .............................................................      United States            25,000           288,000
(a)Mindspeed Technologies Inc. .............................................      United States           100,000           122,000
(a)Mykrolis Corp. ..........................................................      United States           270,725         3,847,002
   Northrop Grumman Corp. ..................................................      United States         1,000,000        55,250,000
   Raytheon Co. ............................................................      United States           600,000        23,472,000
   Rockwell Automation Inc. ................................................      United States           100,000         4,871,000
   Rockwell Collins Inc. ...................................................      United States           100,000         4,768,000
(a)Sun Microsystems Inc. ...................................................      United States         1,600,000         5,968,000
   Texas Instruments Inc. ..................................................      United States           515,000        14,456,050
                                                                                                                    ----------------
                                                                                                                        431,655,090
                                                                                                                    ----------------
   ENERGY MINERALS 3.0%
   BP PLC, ADR .............................................................     United Kingdom           295,200        18,414,576
   EnCana Corp. ............................................................         Canada               684,000        27,079,560
   Royal Dutch Petroleum Co., N.Y. shs. ....................................       Netherlands            280,000        18,172,000
                                                                                                                    ----------------
                                                                                                                         63,666,136
                                                                                                                    ----------------
   FINANCE 0.3%
(a)ChoicePoint Inc. ........................................................      United States           160,000         6,408,000
                                                                                                                    ----------------
   HEALTH SERVICES 0.9%
(a)Caremark Rx Inc. ........................................................      United States            75,625         3,366,825
   IMS Health Inc. .........................................................      United States           500,000        12,385,000
(a)Medco Health Solutions Inc. .............................................      United States            48,240         2,574,086
                                                                                                                    ----------------
                                                                                                                         18,325,911
                                                                                                                    ----------------
   HEALTH TECHNOLOGY 22.4%
   Abbott Laboratories .....................................................      United States           400,000        19,604,000
(a)Advanced Medical Optics Inc. ............................................      United States            88,888         3,533,298
   Allergan Inc. ...........................................................      United States           400,000        34,096,000
(a)Amgen Inc. ..............................................................      United States           932,000        56,348,720
   Baxter International Inc. ...............................................      United States           400,000        14,840,000
(a)Biogen Idec Inc. ........................................................      United States           400,000        13,780,000
   Bristol-Myers Squibb Co. ................................................      United States           300,000         7,494,000
(a)Edwards Lifesciences Corp. ..............................................      United States            50,000         2,151,000
   Eli Lilly & Co. .........................................................      United States           400,000        22,284,000
(a)Genentech Inc. ..........................................................      United States         1,000,000        80,280,000
(a)Hospira Inc. ............................................................      United States            40,000         1,560,000
   Johnson & Johnson .......................................................      United States           996,000        64,740,000
   Merck & Co. Inc. ........................................................      United States           500,000        15,400,000
(a)Millipore Corp. .........................................................      United States           400,000        22,692,000
   Pall Corp. ..............................................................      United States           500,000        15,180,000
   Pfizer Inc. .............................................................      United States         2,000,000        55,160,000
   Schering-Plough Corp. ...................................................      United States           200,000         3,812,000
(a)Waters Corp. ............................................................      United States           500,000        18,585,000
   Wyeth ...................................................................      United States           600,000        26,700,000
(a)Zimmer Holdings Inc. ....................................................      United States            64,000         4,874,880
                                                                                                                    ----------------
                                                                                                                        483,114,898
                                                                                                                    ----------------


8 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GROWTH FUND                                                              COUNTRY      SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS (CONT.)
   INDUSTRIAL SERVICES 1.6%
   Schlumberger Ltd. .......................................................      United States           400,000   $    30,376,000
(a)Transocean Inc. .........................................................      United States            77,440         4,179,437
                                                                                                                    ----------------
                                                                                                                         34,555,437
                                                                                                                    ----------------
   PROCESS INDUSTRIES 1.9%
   Air Products & Chemicals Inc. ...........................................      United States           500,000        30,150,000
   Sigma-Aldrich Corp. .....................................................      United States           200,000        11,208,000
                                                                                                                    ----------------
                                                                                                                         41,358,000
                                                                                                                    ----------------
   PRODUCER MANUFACTURING 19.5%
   3M Co. ..................................................................      United States           800,000        57,840,000
   American Power Conversion Corp. .........................................      United States           500,000        11,795,000
   Avery Dennison Corp. ....................................................      United States           462,000        24,467,520
(a)CUNO Inc. ...............................................................      United States            86,200         6,158,128
   Deere & Co. .............................................................      United States           200,000        13,098,000
   Emerson Electric Co. ....................................................      United States           500,000        31,315,000
   Illinois Tool Works Inc. ................................................      United States           500,000        39,840,000
   Ingersoll Rand Co., A ...................................................      United States           501,000        35,746,350
   Johnson Controls Inc. ...................................................      United States           400,000        22,532,000
   Molex Inc. ..............................................................      United States           146,483         3,814,417
   Molex Inc., A ...........................................................      United States           146,483         3,439,421
   Teleflex Inc. ...........................................................      United States           500,000        29,685,000
   Textron Inc. ............................................................      United States           525,000        39,821,250
(a)Thomas & Betts Corp. ....................................................      United States           500,000        14,120,000
   Tyco International Ltd. .................................................      United States         1,550,052        45,261,518
   United Technologies Corp. ...............................................      United States           800,000        41,080,000
                                                                                                                    ----------------
                                                                                                                        420,013,604
                                                                                                                    ----------------
   RETAIL TRADE 0.7%
(a)IAC/InterActiveCorp .....................................................      United States           600,200        14,434,810
                                                                                                                    ----------------
   TECHNOLOGY SERVICES 10.2%
   Automatic Data Processing Inc. ..........................................      United States           800,000        33,576,000
   Certegy Inc. ............................................................      United States           200,000         7,644,000
(a)Computer Sciences Corp. .................................................      United States         1,000,000        43,700,000
   International Business Machines Corp. ...................................      United States           560,000        41,552,000
   Microsoft Corp. .........................................................      United States         1,000,000        24,840,000
(a)Oracle Corp. ............................................................      United States           500,000         6,600,000
(a)Sungard Data Systems Inc. ...............................................      United States           200,000         7,034,000
(a)Yahoo! Inc. .............................................................      United States         1,600,000        55,440,000
                                                                                                                    ----------------
                                                                                                                        220,386,000
                                                                                                                    ----------------
   TRANSPORTATION 4.3%
   Air France-KLM, ADR .....................................................         France               550,000         8,365,500
(a)Air France-KLM, ADR, wts., 11/05/07 .....................................         France               500,000           210,000
(a)Alaska Air Group Inc. ...................................................      United States           500,000        14,875,000
(a)AMR Corp. ...............................................................      United States         1,080,000        13,078,800
(a)British Airways PLC, ADR ................................................     United Kingdom           500,000        23,400,000
(a)Continental Airlines Inc., B ............................................      United States           500,000         6,640,000


                                         Quarterly Statements of Investments | 9

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GROWTH FUND                                                              COUNTRY      SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS (CONT.)
   TRANSPORTATION (CONT.)
(a)Delta Air Lines Inc. ....................................................      United States         1,000,000   $     3,760,000
(a)Northwest Airlines Corp. ................................................      United States           500,000         2,280,000
   Southwest Airlines Co. ..................................................      United States            65,200           908,236
   Union Pacific Corp. .....................................................      United States           300,000        19,440,000
                                                                                                                    ----------------
                                                                                                                         92,957,536
                                                                                                                    ----------------
   TOTAL COMMON STOCKS AND WARRANTS (COST $956,415,133) ....................                                          2,155,202,637
                                                                                                                    ----------------
   SHORT TERM INVESTMENT (COST $543,574) 0.0%(b)
   MONEY FUND 0.0%(b)
(c)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........      United States           543,574           543,574
                                                                                                                    ----------------
   TOTAL INVESTMENTS (COST $956,958,707) 99.9% .............................                                          2,155,746,211
   OTHER ASSETS, LESS LIABILITIES 0.1% .....................................                                              1,710,289
                                                                                                                    ----------------
   NET ASSETS 100.0% .......................................................                                        $ 2,157,456,500
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 26.

(a)   Non-income producing.

(b)   Rounds to less than 0.05% of net assets.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INCOME FUND                                                              COUNTRY      SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS 42.9%
   COMMERCIAL SERVICES 0.3%
   Dex Media Inc. ..........................................................      United States         4,250,000   $   103,742,500
                                                                                                                    ----------------
   COMMUNICATIONS 3.4%
   Alltel Corp. ............................................................      United States         2,125,200       132,357,456
   AT&T Corp. ..............................................................      United States         5,000,000        95,200,000
   BellSouth Corp. .........................................................      United States        18,000,000       478,260,000
   MCI Inc. ................................................................      United States         1,716,723        44,136,948
   SBC Communications Inc. .................................................      United States        11,000,000       261,250,000
(a)Telecom Argentina SA, B, ADR ............................................        Argentina           1,250,000        14,925,000
   Verizon Communications Inc. .............................................      United States         5,500,000       190,025,000
                                                                                                                    ----------------
                                                                                                                      1,216,154,404
                                                                                                                    ----------------
   CONSUMER NON-DURABLES 1.1%
   Altria Group Inc. .......................................................      United States         1,250,000        80,825,000
   General Mills Inc. ......................................................      United States         5,750,000       269,042,500
   Loews Corp. - Carolina Group ............................................      United States         1,250,000        41,650,000
                                                                                                                    ----------------
                                                                                                                        391,517,500
                                                                                                                    ----------------
   ELECTRIC UTILITIES 16.1%
   Alliant Energy Corp. ....................................................      United States         5,000,000       140,750,000
   Ameren Corp. ............................................................      United States         8,750,000       483,875,000
   American Electric Power Co. Inc. ........................................      United States         8,600,000       317,082,000
   CenterPoint Energy Inc. .................................................      United States         5,500,000        72,655,000
   Cinergy Corp. ...........................................................      United States         8,000,000       358,560,000
   Consolidated Edison Inc. ................................................      United States         3,500,000       163,940,000
   Dominion Resources Inc. .................................................      United States         6,000,000       440,340,000
   DTE Energy Co. ..........................................................      United States         5,250,000       245,542,500
   Duke Energy Corp. .......................................................      United States         5,000,000       148,650,000
   Energy East Corp. .......................................................      United States         4,500,000       130,410,000
   Entergy Corp. ...........................................................      United States         1,000,000        75,550,000
   Exelon Corp. ............................................................      United States         4,500,000       230,985,000
   FirstEnergy Corp. .......................................................      United States        12,000,000       577,320,000
   FPL Group Inc. ..........................................................      United States         4,000,000       168,240,000
   Hawaiian Electric Industries Inc. .......................................      United States         1,720,000        46,113,200
   Pepco Holdings Inc. .....................................................      United States         5,500,000       131,670,000
   PG&E Corp. ..............................................................      United States         8,500,000       319,090,000
   Pinnacle West Capital Corp. .............................................      United States         4,000,000       177,800,000
   PPL Corp. ...............................................................      United States         2,138,500       126,984,130
   Progress Energy Inc. ....................................................      United States         6,155,000       278,452,200
   Public Service Enterprise Group Inc. ....................................      United States         6,000,000       364,920,000
   Puget Energy Inc. .......................................................      United States         4,100,000        95,858,000
   Southern Co. ............................................................      United States        11,810,500       409,470,035
   TECO Energy Inc. ........................................................      United States         9,000,000       170,190,000
   Xcel Energy Inc. ........................................................      United States         4,500,000        87,840,000
                                                                                                                    ----------------
                                                                                                                      5,762,287,065
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 11

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INCOME FUND                                                             COUNTRY       SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS (CONT.)
   ENERGY MINERALS 4.0%
   BP PLC, ADR .............................................................     United Kingdom         3,500,000   $   218,330,000
(a)Callon Petroleum Co., wts., 12/08/10 ....................................      United States         1,537,500         8,471,625
   Canadian Oil Sands Trust ................................................         Canada             5,600,000       411,852,094
   Chevron Corp. ...........................................................      United States         7,000,000       391,440,000
   Royal Dutch Petroleum Co., N.Y. shs. ....................................       Netherlands          6,000,000       389,400,000
(a)Yukos Corp., ADR ........................................................         Russia             2,158,000         4,963,400
                                                                                                                    ----------------
                                                                                                                      1,424,457,119
                                                                                                                    ----------------
   FINANCE 5.8%
   Bank of America Corp. ...................................................      United States         4,886,640       222,879,650
   Comerica Inc. ...........................................................      United States         4,000,000       231,200,000
   Fifth Third Bancorp .....................................................      United States         9,500,000       391,495,000
   Freddie Mac .............................................................      United States         5,500,000       358,765,000
   JPMorgan Chase & Co. ....................................................      United States        12,000,000       423,840,000
   Marsh & McLennan Cos. Inc. ..............................................      United States         3,000,000        83,100,000
   MBNA Corp. ..............................................................      United States        14,000,000       366,240,000
                                                                                                                    ----------------
                                                                                                                      2,077,519,650
                                                                                                                    ----------------
   GAS UTILITIES 2.1%
   Atmos Energy Corp. ......................................................      United States         2,200,000        63,360,000
   KeySpan Corp. ...........................................................      United States         5,000,000       203,500,000
   NiSource Inc. ...........................................................      United States         5,000,000       123,650,000
   ONEOK Inc. ..............................................................      United States         3,956,500       129,179,725
   Sempra Energy ...........................................................      United States         5,138,000       212,250,780
                                                                                                                    ----------------
                                                                                                                        731,940,505
                                                                                                                    ----------------
   HEALTH TECHNOLOGY 8.0%
   Bristol-Myers Squibb Co. ................................................      United States        17,000,000       424,660,000
   Johnson & Johnson .......................................................      United States         2,000,000       130,000,000
   Merck & Co. Inc. ........................................................      United States        34,500,000     1,062,600,000
   Pfizer Inc. .............................................................      United States        31,000,000       854,980,000
   Wyeth ...................................................................      United States         8,163,228       363,263,646
                                                                                                                    ----------------
                                                                                                                      2,835,503,646
                                                                                                                    ----------------
   NON-ENERGY MINERALS 0.7%
   AngloGold Ashanti Ltd., ADR .............................................      South Africa          2,250,000        80,392,500
   Barrick Gold Corp. ......................................................         Canada             4,000,000       100,120,000
   Southern Peru Copper Corp. ..............................................      United States         1,650,600        70,711,704
                                                                                                                    ----------------
                                                                                                                        251,224,204
                                                                                                                    ----------------
   PROCESS INDUSTRIES 0.6%
   Dow Chemical Co. ........................................................      United States         3,000,000       133,590,000
   Lyondell Chemical Co. ...................................................      United States         3,000,000        79,260,000
                                                                                                                    ----------------
                                                                                                                        212,850,000
                                                                                                                    ----------------


12 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
           FRANKLIN INCOME FUND                                                     COUNTRY       SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND WARRANTS (CONT.)
           REAL ESTATE INVESTMENT TRUSTS 0.7%
           Developers Diversified Realty Corp. .............................      United States         3,750,000   $   172,350,000
           Glenborough Realty Trust Inc. ...................................      United States         1,250,000        25,737,500
           iStar Financial Inc. ............................................      United States         1,500,000        62,385,000
                                                                                                                    ----------------
                                                                                                                        260,472,500
                                                                                                                    ----------------
           TECHNOLOGY SERVICES 0.1%
           Electronic Data Systems Corp. ...................................      United States         1,686,000        32,455,500
                                                                                                                    ----------------
           TOTAL COMMON STOCKS AND WARRANTS (COST $13,002,406,560) .........                                         15,300,124,593
                                                                                                                    ----------------
           PREFERRED STOCK (COST $57,833,250) 0.0%(b)
           PROCESS INDUSTRIES 0.0%(b)
(c),(d),(e)Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual .............        Indonesia              75,000           843,750
                                                                                                                    ----------------
           CONVERTIBLE PREFERRED STOCKS 10.3%
           BIOTECHNOLOGY 0.1%
           Morgan Stanley into Biogen Idec Inc., 8.50%, cvt. pfd. ..........      United States         1,600,000        54,200,000
                                                                                                                    ----------------
           COMMUNICATIONS 0.0%(b)
        (a)McLeodUSA Inc., 2.50%, cvt. pfd. ................................      United States           177,366            40,794
                                                                                                                    ----------------
           CONSUMER DURABLES 1.9%
           Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ...............      United States        16,000,000       645,280,000
           General Motors Corp., 6.25%, cvt. pfd. ..........................      United States         1,500,000        31,650,000
                                                                                                                    ----------------
                                                                                                                        676,930,000
                                                                                                                    ----------------
           CONSUMER NON-DURABLES 0.3%
           Lehman Brothers Holdings Inc. into General Mills, 6.25%,
            cvt. pfd. ......................................................      United States         4,750,000       121,125,000
                                                                                                                    ----------------
           ELECTRIC UTILITIES 0.5%
           Aquila Inc., 6.75%, cvt. pfd. ...................................      United States         3,250,000       113,685,000
           CMS Energy Trust I, 7.75%, cvt. pfd. ............................      United States         1,500,000        71,250,000
                                                                                                                    ----------------
                                                                                                                        184,935,000
                                                                                                                    ----------------
           ELECTRONIC TECHNOLOGY 1.3%
           Citigroup Global Markets Holdings into Altera, 9.00%, cvt.
            pfd. ...........................................................      United States         4,000,000        79,491,600
           Citigroup Global Markets Holdings into Motorola Inc., 7.60%,
            cvt. pfd. ......................................................      United States         4,300,000        79,123,010
           Goldman Sachs Group into Applied Materials Inc., 7.35%,
            cvt. pfd. ......................................................      United States         5,500,000        91,338,500
           Goldman Sachs Group into Linear Technology Corp., 7.00%,
            cvt. pfd. ......................................................      United States         1,400,000        52,578,400
           Lehman Brothers Holdings Inc. into Solectron Corp., 7.00%,
            cvt. pfd. ......................................................      United States         3,000,000        45,045,000
           Morgan Stanley into Intel Corp., 6.50%, cvt. pfd. ...............      United States         5,000,000       117,125,000
                                                                                                                    ----------------
                                                                                                                        464,701,510
                                                                                                                    ----------------
           ENERGY MINERALS 0.6%
           Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A .................      United States         1,800,000       205,875,000
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 13

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INCOME FUND                                                             COUNTRY       SHARES/WARRANTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   CONVERTIBLE PREFERRED STOCKS (CONT.)
   FINANCE 2.0%
   Fannie Mae, 5.375%, cvt. pfd. ...........................................      United States             5,100   $   495,232,950
   Metlife Inc., 6.375%, cvt. pfd. .........................................      United States         6,400,000       169,600,000
   Travelers Property Casualty Corp., 4.50%, cvt. pfd., junior sub. note ...      United States         1,834,500        41,056,110
                                                                                                                    ----------------
                                                                                                                        705,889,060
                                                                                                                    ----------------
   HEALTH TECHNOLOGY 0.6%
   Morgan Stanley into Forest Laboratories Inc., 6.25%, cvt. pfd. ..........      United States         1,360,000        53,482,000
   Schering-Plough Corp., 6.00%, cvt. pfd. .................................      United States         2,970,000       151,410,600
                                                                                                                    ----------------
                                                                                                                        204,892,600
                                                                                                                    ----------------
   INDUSTRIAL SERVICES 1.0%
   Allied Waste Industries Inc., 6.25%, cvt. pfd. ..........................      United States         2,450,000       112,871,500
   El Paso Corp., 4.99%, cvt. pfd., 144A ...................................      United States           215,000       228,882,120
                                                                                                                    ----------------
                                                                                                                        341,753,620
                                                                                                                    ----------------
   METALS & MINING 0.8%
   Freeport Mcmoran Copper & Gold Inc., 5.50%, cvt. pfd. ...................      United States           155,000       143,510,625
   Lehman Brothers Holdings Inc. into Alcoa Inc., 6.50%, cvt. pfd. .........      United States         4,600,000       125,695,000
                                                                                                                    ----------------
                                                                                                                        269,205,625
                                                                                                                    ----------------
   PROCESS INDUSTRIES 0.2%
   Lehman Brothers Holdings Inc. into Lyondell Chemical, 8.00%,
    cvt. pfd. ..............................................................      United States         3,000,000        83,010,000
                                                                                                                    ----------------
   REAL ESTATE INVESTMENT TRUSTS 1.0%
   Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ..........................      United States         3,000,000        73,290,000
   Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ......................      United States         1,333,594        33,686,585
   Host Marriott Corp., 6.75%, cvt. pfd. ...................................      United States         2,400,000       138,000,000
   Lexington Corporate Properties Trust, 6.50%, cvt. pfd. ..................      United States         1,200,000        61,740,000
   Simon Property Group Inc., 6.00%, cvt. pfd. .............................      United States           799,980        49,598,760
                                                                                                                    ----------------
                                                                                                                        356,315,345
                                                                                                                    ----------------
   TOTAL CONVERTIBLE PREFERRED STOCKS (COST $3,725,002,018).................                                          3,668,873,554
                                                                                                                    ----------------

                                                                                                 -------------------
                                                                                                 PRINCIPAL AMOUNT(f)
                                                                                                 -------------------
   BONDS 27.1%
   ALTERNATIVE POWER GENERATION 5.0%
   Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08 ..............         Canada       $   579,000,000       419,775,000
   Calpine Corp., senior note, 7.875%, 4/01/08 .............................      United States       147,818,000       104,211,690
   Calpine Corp., senior note, 8.625%, 8/15/10 .............................      United States       221,000,000       149,727,500
   Calpine Corp., senior note, 8.50%, 2/15/11 ..............................      United States        85,000,000        58,650,000
   Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ................      United States       300,000,000       232,500,000
   Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ................      United States        86,000,000        64,070,000
   Dynegy Holdings Inc., secured note, 144A, 9.875%, 7/15/10 ...............      United States       100,000,000       111,000,000
   Dynegy Holdings Inc., senior note, 6.875%, 4/01/11 ......................      United States       310,000,000       307,675,000
   Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 .......................      United States       225,000,000       246,375,000
   Dynegy Holdings Inc., senior secured note, 144A, 10.125%,
    7/15/13 ................................................................      United States        95,000,000       107,825,000
                                                                                                                    ----------------
                                                                                                                      1,801,809,190
                                                                                                                    ----------------


14 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INCOME FUND                                                              COUNTRY     PRINCIPAL AMOUNT(f)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
   COMMUNICATIONS 2.6%
   Qwest Capital Funding, 7.00%, 8/03/09 ...................................      United States   $   290,000,000   $   284,925,000
   Qwest Capital Funding, 7.25%, 2/15/11 ...................................      United States       295,000,000       283,937,500
   Qwest Communications International Inc., senior note, 7.50%,
    2/15/14 ................................................................      United States       112,600,000       107,110,750
   Qwest Communications International Inc., senior note, 144A, 7.50%,
    2/15/14 ................................................................      United States       100,100,000        95,220,125
   Qwest Corp., 6.875%, 9/15/33 ............................................      United States        75,000,000        65,343,750
   Time Warner Telecom Holdings Inc., senior note, 10.125%, 2/01/11 ........      United States        43,000,000        43,215,000
   Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ..........      United States        50,000,000        48,500,000
                                                                                                                    ----------------
                                                                                                                        928,252,125
                                                                                                                    ----------------
   CONSUMER DURABLES 0.9%
   Ford Motor Co., 7.45%, 7/16/31 ..........................................      United States       200,000,000       167,390,400
   General Motors Corp., senior deb., 8.375%, 7/15/33 ......................      United States       200,000,000       168,000,000
                                                                                                                    ----------------
                                                                                                                        335,390,400
                                                                                                                    ----------------
   CONSUMER SERVICES 2.7%
(c)Adelphia Communications Corp., 7.875%, 5/01/09 ..........................      United States        23,600,000        20,060,000
(c)Adelphia Communications Corp., senior note, 10.875%, 10/01/10 ...........      United States        35,000,000        30,625,000
   Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ...............      United States       207,000,000       203,895,000
   Charter Communications Holdings LLC, senior disc. note, 11.75%,
    1/15/10 ................................................................      United States        60,000,000        47,400,000
   Charter Communications Holdings LLC, senior disc. note, 9.92%,
    4/01/11 ................................................................      United States       190,000,000       139,650,000
   Charter Communications Holdings LLC, senior note, 8.625%,
    4/01/09 ................................................................      United States       230,000,000       171,925,000
   Charter Communications Holdings LLC, senior note, 10.75%,
    10/01/09 ...............................................................      United States       265,000,000       206,037,500
   CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 ......................      United States       100,000,000        99,250,000
   Six Flags Inc., senior note, 9.625%, 6/01/14 ............................      United States        44,200,000        41,548,000
                                                                                                                    ----------------
                                                                                                                        960,390,500
                                                                                                                    ----------------
   ELECTRIC UTILITIES 1.3%
   Allegheny Energy Supply Co. LLC, 7.80%, 3/15/11 .........................      United States        90,000,000        98,550,000
   Aquila Inc., senior note, 14.875%, 7/01/12 ..............................      United States        95,000,000       124,925,000
   CMS Energy Corp., senior note, 7.75%, 8/01/10 ...........................      United States        30,000,000        32,400,000
   TXU Corp., 144A, 5.55%, 11/15/14 ........................................      United States       114,500,000       111,621,012
   TXU Corp., 144A, 6.55%, 11/15/34 ........................................      United States       100,000,000        98,712,200
                                                                                                                    ----------------
                                                                                                                        466,208,212
                                                                                                                    ----------------
   ELECTRONIC TECHNOLOGY 0.5%
   Lucent Technologies, 6.45%, 3/15/29 .....................................      United States       180,000,000       162,000,000
                                                                                                                    ----------------
   ENERGY MINERALS 0.5%
   Callon Petroleum Co., senior note, 9.75%, 12/08/10 ......................      United States       117,500,000       122,493,750
   Mission Resources Corp., senior note, 9.875%, 4/01/11 ...................      United States        10,000,000        10,650,000
   Sonat Inc., senior note, 7.625%, 7/15/11 ................................      United States        35,000,000        35,437,500
                                                                                                                    ----------------
                                                                                                                        168,581,250
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 15

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
               FRANKLIN INCOME FUND                                                  COUNTRY     PRINCIPAL AMOUNT(f)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
               BONDS (CONT.)
               FINANCE 5.2%
               Ford Motor Credit Co., 7.875%, 6/15/10 ......................      United States   $   130,000,000   $   128,595,480
               Ford Motor Credit Co., 7.375%, 2/01/11 ......................      United States       250,000,000       243,798,750
               Ford Motor Credit Co., 7.00%, 10/01/13 ......................      United States       150,000,000       144,142,200
               Ford Motor Credit Co., senior note, 7.25%, 10/25/11 .........      United States        75,000,000        72,259,425
               General Motors Acceptance Corp., 7.75%, 1/19/10 .............      United States       350,000,000       342,461,000
               General Motors Acceptance Corp., 6.875%, 9/15/11 ............      United States       795,000,000       734,752,515
               General Motors Acceptance Corp., 6.75%, 12/01/14 ............      United States       200,000,000       179,234,000
                                                                                                                    ----------------
                                                                                                                      1,845,243,370
                                                                                                                    ----------------
               HEALTH SERVICES 3.1%
               Davita Inc., senior note, 144A, 6.625%, 3/15/13 .............      United States        23,600,000        24,485,000
               Davita Inc., senior sub. note, 144A, 7.25%, 3/15/15 .........      United States        36,800,000        37,996,000
               HCA Inc., 6.375%, 1/15/15 ...................................      United States        70,000,000        72,807,560
               HealthSouth Corp., senior note, 7.625%, 6/01/12 .............      United States        80,000,000        78,000,000
               Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 .......      United States       470,000,000       450,025,000
               Tenet Healthcare Corp., senior note, 6.50%, 6/01/12 .........      United States       176,500,000       168,557,500
               Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ........      United States       275,000,000       272,937,500
                                                                                                                    ----------------
                                                                                                                      1,104,808,560
                                                                                                                    ----------------
               INDUSTRIAL SERVICES 3.2%
               Allied Waste Industries Inc., 7.40%, 9/15/35 ................      United States        30,000,000        25,950,000
               Allied Waste North America Inc., senior note, 144A, 7.25%,
                3/15/15 ....................................................      United States       136,000,000       132,260,000
               Allied Waste North America Inc., senior note, B, 7.375%,
                4/15/14 ....................................................      United States       150,000,000       139,500,000
               Allied Waste North America Inc., senior secured note, 6.50%,
                11/15/10 ...................................................      United States       106,000,000       104,940,000
               Allied Waste North America Inc., senior secured note, 6.125%,
                2/15/14 ....................................................      United States       125,000,000       116,718,750
               El Paso Corp., 144A, 7.625%, 8/16/07 ........................      United States        70,000,000        72,100,000
               El Paso Corp., senior note, 7.75%, 1/15/32 ..................      United States       250,000,000       245,000,000
            (h)El Paso Energy, senior note, 6.75%, 5/15/09 .................      United States       215,000,000       216,075,000
               El Paso Production Holdings, 7.75%, 6/01/13 .................      United States        87,500,000        93,843,750
                                                                                                                    ----------------
                                                                                                                      1,146,387,500
                                                                                                                    ----------------
               NON-ENERGY MINERALS 0.2%
               Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .............         Canada            60,000,000        60,525,000
                                                                                                                    ----------------
               PROCESS INDUSTRIES 0.8%
               Newpage Corp., senior secured note, 144A, 10.00%, 5/01/12 ...      United States       100,000,000       100,750,000
               Rhodia SA, senior note, 10.25%, 6/01/10 .....................         France           170,000,000       183,175,000
(a),(d),(e),(g)Tjiwi Kimia Finance Mauritius, FRN, 4.19%, 4/29/15 ..........        Indonesia          12,883,549         3,935,151
(a),(d),(e),(g)Tjiwi Kimia Finance Mauritius, FRN, 4.19%, 4/29/18 ..........        Indonesia          33,160,560        10,128,562
                                                                                                                    ----------------
                                                                                                                        297,988,713
                                                                                                                    ----------------
               PRODUCER MANUFACTURING 0.8%
               Case New Holland Inc., senior note, 144A, 6.00%, 6/01/09 ....      United States       200,000,000       193,000,000
               Dana Corp., 7.00%, 3/01/29 ..................................      United States        41,000,000        36,022,805
               Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ............      United Kingdom       51,100,000        49,056,000
                                                                                                                    ----------------
                                                                                                                        278,078,805
                                                                                                                    ----------------


16 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INCOME FUND                                                              COUNTRY     PRINCIPAL AMOUNT(f)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
   REAL ESTATE INVESTMENT TRUSTS 0.3%
   Host Marriott LP, senior note, 7.125%, 11/01/13 .........................      United States   $    50,000,000   $    52,375,000
   Meristar Hospitality Corp., 9.125%, 1/15/11 .............................      United States        64,500,000        68,047,500
                                                                                                                    ----------------
                                                                                                                        120,422,500
                                                                                                                    ----------------
   TOTAL BONDS (COST $9,402,496,309) .......................................                                          9,676,086,125
                                                                                                                    ----------------
   CONVERTIBLE BONDS 5.3%
   ALTERNATIVE POWER GENERATION 1.6%
   Calpine Corp., cvt., senior note, 4.75%, 11/15/23 .......................      United States       130,000,000        93,600,000
   Calpine Corp., cvt., sub. note, 7.75%, 6/01/15 ..........................      United States       450,000,000       463,500,000
                                                                                                                    ----------------
                                                                                                                        557,100,000
                                                                                                                    ----------------
   CONSUMER SERVICES 0.3%
(c)Adelphia Communications Corp., cvt., junior sub. note, 6.00%,
    2/15/06 ................................................................      United States        75,000,000         3,937,500
   Echostar Communications Corp., cvt., sub. note, 5.75%, 5/15/08 ..........      United States        25,500,000        25,436,250
   Six Flags Inc., cvt., 4.50%, 5/15/15 ....................................      United States       100,000,000        98,375,000
                                                                                                                    ----------------
                                                                                                                        127,748,750
                                                                                                                    ----------------
   ELECTRIC UTILITIES 0.4%
   CMS Energy Corp., cvt., senior note, 2.875%, 12/01/24 ...................      United States       109,000,000       132,352,160
                                                                                                                    ----------------
   ELECTRONIC TECHNOLOGY 1.5%
   Conexant Systems Inc., cvt., sub. note, 4.00%, 2/01/07 ..................      United States       227,500,000       212,712,500
   Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 ................         Canada           300,000,000       281,250,000
   SCI Systems Inc., cvt., sub. note, 3.00%, 3/15/07 .......................      United States        66,000,000        62,370,000
                                                                                                                    ----------------
                                                                                                                        556,332,500
                                                                                                                    ----------------
   HEALTH TECHNOLOGY 0.2%
   Enzon Pharmaceuticals Inc., cvt., sub. note, 4.50%, 7/01/08 .............      United States        92,000,000        81,650,000
                                                                                                                    ----------------
   INDUSTRIAL SERVICES 0.3%
   Hanover Compressor Co., cvt., senior note, 4.75%, 3/15/08 ...............      United States       100,000,000        96,500,000
                                                                                                                    ----------------
   REAL ESTATE INVESTMENT TRUSTS 0.8%
   Host Marriott LP, cvt., senior deb., 144A, 3.25%, 3/15/24 ...............      United States       140,000,000       155,925,000
   Meristar Hospitality Corp., cvt., sub. note, 9.50%, 4/01/10 .............      United States        95,000,000       120,531,250
                                                                                                                    ----------------
                                                                                                                        276,456,250
                                                                                                                    ----------------
   TECHNOLOGY SERVICES 0.2%
   Bearingpoint Inc., cvt., senior sub. note, 144A, 5.00%, 4/15/25 .........      United States        50,000,000        64,750,000
                                                                                                                    ----------------
   TOTAL CONVERTIBLE BONDS (COST $1,798,296,657) ...........................                                          1,892,889,660
                                                                                                                    ----------------
   ZERO COUPON/STEP-UP BONDS 2.6%
   COMMERCIAL SERVICES 0.7%
   Dex Media Inc., zero cpn. to 11/15/08, 9.00% thereafter,
    11/15/13 ...............................................................      United States       200,000,000       162,000,000
   JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
    10.67% thereafter, 5/15/13 .............................................      United States       150,000,000       107,437,500
                                                                                                                    ----------------
                                                                                                                        269,437,500
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 17

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME FUND                                                          COUNTRY     PRINCIPAL AMOUNT(f)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
       ZERO COUPON/STEP-UP BONDS (CONT.)
       CONSUMER SERVICES 0.8%
       Charter Communications Holdings LLC, senior disc. note, zero cpn. to
        1/15/06, 13.50% thereafter, 1/15/11 ................................      United States   $   325,000,000   $   250,250,000
       Charter Communications Holdings LLC, senior disc. note, zero cpn. to
        5/15/06, 11.75% thereafter, 5/15/11 ................................      United States        30,000,000        20,025,000
                                                                                                                    ----------------
                                                                                                                        270,275,000
                                                                                                                    ----------------
       FINANCE 0.8%
       Nalco Finance Holdings, senior note, zero cpn. to 8/01/09,
        9.00% thereafter, 2/01/14 ..........................................      United States       380,000,000       282,625,000
                                                                                                                    ----------------
       INDUSTRIAL SERVICES 0.1%
       Hanover Compressor Co., sub. note, zero cpn., 3/31/07 ...............      United States        36,000,000        31,860,000
                                                                                                                    ----------------
       PROCESS INDUSTRIES 0.0%(b)
(d),(e)Tjiwi Kimia Finance Mauritius, zero cpn., 4/29/25                            Indonesia          42,601,657        13,012,250
                                                                                                                    ----------------
       PRODUCER MANUFACTURING 0.2%
       Polymer Holdings LLC, senior disc. note, 144A, zero cpn. to 7/15/09,
        12.00% thereafter, 7/15/14 .........................................      United States       100,000,000        68,500,000
                                                                                                                    ----------------
       TOTAL ZERO COUPON/STEP-UP BONDS (COST $966,128,481) .................                                            935,709,750
                                                                                                                    ----------------
       MUNICIPAL BOND SECURITIES 1.2%
       California State GO, 5.00%, 2/01/26 .................................      United States        10,450,000        11,024,227
       California State GO, 5.25%, 11/01/26 ................................      United States        25,000,000        27,118,000
       California State GO, 5.25%, 11/01/27 ................................      United States        20,400,000        22,098,300
       California State GO, 5.25%, 2/01/28 .................................      United States        24,600,000        26,596,536
       California State GO, 5.00%, 2/01/32 .................................      United States        65,250,000        68,561,437
       California State GO, 5.00%, 2/01/33 .................................      United States       126,650,000       133,348,396
       California State GO, Refunding, 5.25%, 2/01/33 ......................      United States        28,500,000        30,613,560
       California State GO, Various Purpose, 5.25%, 11/01/28 ...............      United States        25,000,000        27,081,250
       California State GO, Various Purpose, 5.25%, 11/01/29 ...............      United States        22,500,000        24,356,475
       California State GO, Various Purpose, 5.50%, 11/01/33 ...............      United States        55,300,000        61,948,719
                                                                                                                    ----------------
       TOTAL MUNICIPAL BOND SECURITIES (COST $391,607,298) .................                                            432,746,900
                                                                                                                    ----------------
       MORTGAGE-BACKED SECURITIES 3.0%
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 1.6%
       FHLMC Gold 30 Year, 5.00%, 5/01/33 - 8/01/34 ........................      United States       567,617,663       568,600,434
                                                                                                                    ----------------


18 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INCOME FUND                                                              COUNTRY     PRINCIPAL AMOUNT(f)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES (CONT.)
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 1.4%
   GNMA I SF 30 Year, 5.00%, 4/15/33 - 6/15/34 .............................      United States   $   496,947,951   $   501,598,434
                                                                                                                    ----------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $1,048,853,746) ..................                                          1,070,198,868
                                                                                                                    ----------------
   TOTAL LONG TERM INVESTMENTS (COST $30,392,624,319) ......................                                         32,977,473,200
                                                                                                                    ----------------

                                                                                                 -------------------
                                                                                                       SHARES
                                                                                                 -------------------
   SHORT TERM INVESTMENT (COST $171,480,691) 0.5%
   MONEY FUND 0.5%
(i)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........      United States       171,480,691       171,480,691
                                                                                                                    ----------------

                                                                                                 -------------------
                                                                                                 PRINCIPAL AMOUNT(f)
                                                                                                 -------------------
   REPURCHASE AGREEMENTS 6.7%
(j)Joint Repurchase Agreement, 3.173%, 7/01/05
    (Maturity Value $2,398,423,718) ........................................      United States   $ 2,398,212,342     2,398,212,342
     ABN AMRO Bank, N.V., New York Branch
      (Maturity Value $209,574,264)
     Banc of America Securities LLC (Maturity Value $209,574,264)
     Barclays Capital Inc. (Maturity Value $206,648,188)
     Bear, Stearns & Co., Inc. (Maturity Value $116,419,487)
     BNP Paribas Securities Corp. (Maturity Value $224,108,712)
     Deutsche Bank Securities Inc. (Maturity Value $116,419,487)
     Goldman, Sachs & Co. (Maturity Value $221,206,620)
     Greenwich Capital Markets Inc. (Maturity Value $206,648,188)
     Lehman Brothers Inc. (Maturity Value $235,837,004)
     Merrill Lynch Government Securities Inc.
      (Maturity Value $209,574,264)
     Morgan Stanley & Co. Inc. (Maturity Value $221,206,620)
     UBS Securities LLC (Maturity Value $221,206,620)
      Collateralized by U.S. Government Agency Securities, 1.75 - 7.10%,
       7/15/05 - 3/15/10; (k)U.S. Government Agency Discount Notes, 7/22/05 -
       9/20/05; (k)U.S. Treasury Bills, 12/29/05; U.S. Treasury Bond, 10.75%,
       8/15/05; and U.S. Treasury Notes, 2.25 - 5.875%, 11/15/05 - 5/15/10
(l)Barclays Capital Inc., 3.42%, 7/01/2005 (Maturity Value $202,019)
    Collateralized by U.S. Government Agency Securities,
     4.50% - 5.50%, 8/01/04 - 6/25/35 ......................................      United States           202,000           202,000
(l)Bear Streans & Co. Inc., 3.38%, 7/01/2005 (Maturity Value $918,086)
    Collateralized by U.S. Government Agency Securities, 2.10% - 8.25%,
     7/20/05 - 3/15/31; (k)U.S. Government Agency Discount Notes,
     9/07/05 - 9/15/30 .....................................................      United States           918,000           918,000
(l)JP Morgan Securities, 3.43%, 7/01/2005 (Maturity Value $1,000,095)
    Collateralized by U.S. Government Agency Securities,
     3.736% - 4.755%, 12/01/32 - 4/1/35 ....................................      United States         1,000,000         1,000,000


                                        Quarterly Statements of Investments | 19

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INCOME FUND                                                              COUNTRY      PRINCIPAL AMOUNT(f)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS (CONT.)
(l)Merrill Lynch GSI, 3.41%, 7/01/2005 (Maturity Value $1,000,095)
    Collateralized by U.S. Government Agency Securities,
     1.50% - 7.625%, 7/15/05 - 8/06/38; (k)U.S. Government
     Agency Discount Notes, 7/08/05 - 5/15/30 ..............................      United States   $     1,000,000   $     1,000,000
(l)Morgan Stanley & Co. Inc., 3.45%, 7/01/2005
    (Maturity Value $1,000,096)
     Collateralized by U.S. Government Agency Securities,
      5.00% - 7.50%, 11/01/30 - 6/01/35 ....................................      United States         1,000,000         1,000,000
                                                                                                                    ----------------
   TOTAL REPURCHASE AGREEMENTS (COST $2,402,332,342) .......................                                          2,402,332,342
                                                                                                                    ----------------
   TOTAL INVESTMENTS (COST $32,966,437,352) 99.6% ..........................                                         35,551,286,233
   OTHER ASSETS, LESS LIABILITIES 0.4% .....................................                                            146,875,987
                                                                                                                    ----------------
   NET ASSETS 100.0% .......................................................                                        $35,698,162,220
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 26.

(a)   Non-income producing.

(b)   Rounds to less than 0.05% of net assets.

(c)   Defaulted security.

(d)   See Note 2 regarding restricted and illiquid securities.

(e) Subject to certain terms and conditions, the Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd. and its subsidiaries in November 2006.

(f)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(g)   The coupon shown represents the rate at period end.

(h)   A portion or all of the security is on loan as of June 30, 2005.

(i) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(j) Investment is through participation in a joint account with other funds managed by the investment manager. At June 30, 2005, all repurchase agreements had been entered into on that date.

(k) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(l) Investments from cash collateral received for loaned securities. At June 30, 2005, all repurchase agreements had been entered into on that date.


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                                  PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 96.3%
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 96.3%
   GNMA I GP 30 Year, 8.25%, 3/15/17 - 11/15/17 ..........................................   $        377,985   $        409,495
   GNMA I GP 30 Year, 9.25%, 5/15/16 - 12/15/16 ..........................................            496,270            543,747
   GNMA I GP 30 Year, 10.00%, 11/15/09 - 4/15/10 .........................................            499,579            538,411
   GNMA I GP 30 Year, 10.25%, 6/15/18 - 5/15/20 ..........................................             13,277             15,057
   GNMA I GP 30 Year, 11.00%, 12/15/09 - 1/15/11 .........................................          1,053,782          1,152,570
   GNMA I GP 30 Year, 11.25%, 6/15/13 - 1/15/16 ..........................................            438,733            488,093
   GNMA I GP 30 Year, 11.50%, 2/15/13 - 6/15/13 ..........................................             81,334             90,810
   GNMA I GP 30 Year, 11.75%, 7/15/13 - 9/15/15 ..........................................             63,266             71,961
   GNMA I GP 30 Year, 12.00%, 3/15/11 - 1/15/13 ..........................................             43,226             48,912
   GNMA I GP 30 Year, 12.50%, 4/15/10 - 7/15/10 ..........................................             97,637            108,735
   GNMA I GP 30 Year, 12.75%, 5/15/14 ....................................................              6,476              7,313
   GNMA I SF 30 Year, 5.00%, 2/15/33 - 3/15/35 ...........................................        659,905,373        666,126,146
   GNMA I SF 30 Year, 5.50%, 5/15/28 - 5/15/35 ...........................................      1,781,189,764      1,821,289,004
   GNMA I SF 30 Year, 6.00%, 10/15/23 - 5/20/35 ..........................................        963,014,197        994,534,238
   GNMA I SF 30 Year, 6.50%, 5/15/23 - 4/20/34 ...........................................        672,987,944        704,093,106
   GNMA I SF 30 Year, 6.75%, 3/15/26 - 4/15/26 ...........................................            127,941            135,156
   GNMA I SF 30 Year, 7.00%, 10/15/09 - 7/20/33 ..........................................        496,021,184        525,785,694
   GNMA I SF 30 Year, 7.25%, 11/15/25 - 1/15/26 ..........................................          1,048,780          1,121,483
   GNMA I SF 30 Year, 7.50%, 12/15/05 - 8/15/32 ..........................................        112,367,020        120,904,286
   GNMA I SF 30 Year, 7.70%, 12/15/20 - 1/15/22 ..........................................            876,977            943,175
   GNMA I SF 30 Year, 8.00%, 10/15/07 - 9/15/30 ..........................................         82,043,518         88,819,982
   GNMA I SF 30 Year, 8.25%, 3/15/27 - 11/15/27 ..........................................            156,093            169,548
   GNMA I SF 30 Year, 8.50%, 12/15/09 - 6/15/25 ..........................................         16,453,945         18,069,281
   GNMA I SF 30 Year, 9.00%, 11/15/08 - 7/15/23 ..........................................         21,404,553         23,468,419
   GNMA I SF 30 Year, 9.50%, 5/15/09 - 1/15/23 ...........................................         13,829,158         15,284,918
   GNMA I SF 30 Year, 10.00%, 4/15/12 - 3/15/25 ..........................................         16,098,708         18,257,346
   GNMA I SF 30 Year, 10.50%, 12/15/09 - 10/15/21 ........................................         12,424,431         14,165,290
   GNMA I SF 30 Year, 11.00%, 11/15/09 - 5/15/21 .........................................         12,127,056         13,472,067
   GNMA I SF 30 Year, 11.50%, 3/15/13 - 12/15/17 .........................................          2,824,378          3,172,936
   GNMA I SF 30 Year, 12.00%, 5/15/11 - 1/15/18 ..........................................         13,633,580         15,637,719
   GNMA I SF 30 Year, 12.50%, 4/15/10 - 8/15/18 ..........................................         12,471,875         14,080,799
   GNMA I SF 30 Year, 13.00%, 7/15/10 - 1/15/16 ..........................................         13,822,904         15,707,112
   GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17 ..........................................             82,402             89,310
   GNMA II GP 30 Year, 11.50%, 8/20/13 ...................................................             18,826             20,948
   GNMA II SF 30 Year, 5.00%, 7/20/33 - 5/20/35 ..........................................        162,618,565        163,639,100
   GNMA II SF 30 Year, 5.00%, 9/20/33 ....................................................        405,825,570        408,302,888
   GNMA II SF 30 Year, 5.00%, 10/20/33 ...................................................         85,507,448         86,051,777
   GNMA II SF 30 Year, 5.00%, 11/20/33 ...................................................         81,086,059         81,602,242
   GNMA II SF 30 Year, 5.50%, 1/20/34 - 5/20/35 ..........................................        159,232,680        162,470,142
   GNMA II SF 30 Year, 5.50%, 6/20/34 ....................................................        110,627,783        112,878,694
   GNMA II SF 30 Year, 5.50%, 12/20/34 ...................................................        248,314,540        253,366,924
   GNMA II SF 30 Year, 5.50%, 2/15/35 ....................................................        163,164,379        166,481,539
   GNMA II SF 30 Year, 5.50%, 6/20/35 ....................................................        101,000,100        103,053,449
(a)GNMA II SF 30 Year, 6.00%, 3/20/24 - 2/20/35 ..........................................        187,772,353        193,497,472
   GNMA II SF 30 Year, 6.00%, 6/20/34 ....................................................         93,282,018         96,107,706
   GNMA II SF 30 Year, 6.00%, 9/20/34 ....................................................        116,998,309        120,546,406
   GNMA II SF 30 Year, 6.50%, 6/20/24 - 9/20/34 ..........................................        101,631,479        105,889,529


                                        Quarterly Statements of Investments | 21

FRANKLIN CUSTODIAN FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                                  PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES (CONT.)
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONT.)
   GNMA II SF 30 Year, 7.00%, 8/20/28 - 7/20/32 ..........................................   $     20,981,718   $     22,126,173
   GNMA II SF 30 Year, 7.50%, 10/20/22 - 1/20/32 .........................................          8,027,795          8,600,354
   GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30 ..........................................          4,616,047          4,973,836
   GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25 ..........................................          3,164,381          3,460,588
   GNMA II SF 30 Year, 9.00%, 7/20/16 - 11/20/21 .........................................          1,062,288          1,161,425
   GNMA II SF 30 Year, 9.50%, 8/20/17 - 4/20/25 ..........................................            688,894            764,530
   GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21 .........................................          1,288,321          1,456,268
   GNMA II SF 30 Year, 10.50%, 9/20/13 - 3/20/21 .........................................          3,479,959          3,950,017
   GNMA II SF 30 Year, 11.00%, 8/20/13 - 1/20/21 .........................................            556,589            620,800
   GNMA II SF 30 Year, 11.50%, 9/20/13 - 2/20/18 .........................................            287,614            322,742
   GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16 .........................................            608,172            692,626
   GNMA II SF 30 Year, 12.50%, 10/20/13 - 11/20/15 .......................................            508,090            575,128
   GNMA II SF 30 Year, 13.00%, 10/20/13 - 9/20/15 ........................................            433,038            492,883
                                                                                                                -----------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $7,073,529,387) ................................                         7,181,908,305
                                                                                                                -----------------

                                                                                             ----------------
                                                                                                  SHARES
                                                                                             ----------------
   SHORT TERM INVESTMENT 3.8%
   MONEY FUND (COST $171,480,285) 2.3%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio .........................        171,480,285        171,480,285
                                                                                                                -----------------

                                                                                             ----------------
                                                                                             PRINCIPAL AMOUNT
                                                                                             ----------------
   REPURCHASE AGREEMENT (COST $114,295,000) 1.5%
(c)Barclays Capital Inc., 2.85%, 7/01/05 (Maturity Value $114,304,048)
    Collateralized by U.S. Treasury Notes, 5.625%, 5/15/08 ...............................   $    114,295,000        114,295,000
                                                                                                                -----------------
   TOTAL INVESTMENTS (COST $7,359,304,672) 100.1% ........................................                         7,467,683,590
   OTHER ASSETS, LESS LIABILITIES (0.1)% .................................................                            (8,567,826)
                                                                                                                -----------------
   NET ASSETS 100.0% .....................................................................                      $  7,459,115,764
                                                                                                                =================

See Selected Portfolio Abbreviations on page 26.

(a)   Security purchased on a to-be-announced basis.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(c) At June 30, 2005, all repurchase agreements had been entered into on that date.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN UTILITIES FUND                                                          COUNTRY            SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 90.8%
   COMMUNICATIONS 3.4%
   SBC Communications Inc. .............................................         United States          1,800,000   $    42,750,000
   Verizon Communications Inc. .........................................         United States          1,200,000        41,460,000
                                                                                                                    ----------------
                                                                                                                         84,210,000
                                                                                                                    ----------------
   ELECTRIC UTILITIES 65.0%
   Alliant Energy Corp. ................................................         United States          1,593,700        44,862,655
   Ameren Corp. ........................................................         United States          1,129,441        62,458,087
   American Electric Power Co. Inc. ....................................         United States          1,675,500        61,775,685
   CenterPoint Energy Inc. .............................................         United States          1,262,800        16,681,588
   Central Vermont Public Service Corp. ................................         United States            169,200         3,130,200
   Cinergy Corp. .......................................................         United States          1,800,000        80,676,000
   Consolidated Edison Inc. ............................................         United States            700,000        32,788,000
   DTE Energy Co. ......................................................         United States            400,000        18,708,000
   Duke Energy Corp. ...................................................         United States          1,015,400        30,187,842
   Edison International ................................................         United States          1,704,300        69,109,365
   Energy East Corp. ...................................................         United States            800,000        23,184,000
   Entergy Corp. .......................................................         United States          1,500,000       113,325,000
   Exelon Corp. ........................................................         United States          2,300,000       118,059,000
   FirstEnergy Corp. ...................................................         United States          1,600,000        76,976,000
   FPL Group Inc. ......................................................         United States          2,200,000        92,532,000
   Hawaiian Electric Industries Inc. ...................................         United States            400,000        10,724,000
   Northeast Utilities .................................................         United States          1,400,000        29,204,000
   Pepco Holdings Inc. .................................................         United States          1,788,700        42,821,478
   PG&E Corp. ..........................................................         United States          1,800,000        67,572,000
   Pinnacle West Capital Corp. .........................................         United States          1,200,000        53,340,000
   PPL Corp. ...........................................................         United States          1,200,000        71,256,000
   Progress Energy Inc. ................................................         United States          1,600,000        72,384,000
   Public Service Enterprise Group Inc. ................................         United States          1,101,800        67,011,476
   Puget Energy Inc. ...................................................         United States          1,725,000        40,330,500
   Scottish & Southern Energy PLC ......................................         United Kingdom         1,500,000        27,234,374
   Scottish Power PLC ..................................................         United Kingdom         6,000,000        53,367,013
(a)Sierra Pacific Resources ...........................................          United States          1,500,000        18,675,000
   Southern Co. ........................................................         United States          2,300,000        79,741,000
   TECO Energy Inc. ....................................................         United States            200,000         3,782,000
   TXU Corp. ...........................................................         United States            500,000        41,545,000
   Westar Energy Inc. ..................................................         United States            900,000        21,627,000
   Wisconsin Energy Corp. ..............................................         United States          1,100,000        42,900,000
   Xcel Energy Inc. ....................................................         United States          2,082,200        40,644,544
                                                                                                                    ----------------
                                                                                                                      1,628,612,807
                                                                                                                    ----------------
   GAS UTILITIES 11.5%
   AGL Resources Inc. ..................................................         United States          1,100,000        42,515,000
   Atmos Energy Corp. ..................................................         United States          1,000,000        28,800,000
   KeySpan Corp. .......................................................         United States          1,000,000        40,700,000
   Nicor Inc. ..........................................................         United States            458,800        18,888,796
   NiSource Inc. .......................................................         United States          2,800,000        69,244,000
   Questar Corp. .......................................................         United States            303,600        20,007,240


                                       Quarterly Statements of Investmsents | 23

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN UTILITIES FUND                                                          COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GAS UTILITIES (CONT.)
   Sempra Energy .......................................................         United States          1,000,000   $    41,310,000
   Vectren Corp. .......................................................         United States            900,000        25,857,000
                                                                                                                    ----------------
                                                                                                                        287,322,036
                                                                                                                    ----------------
   INDUSTRIAL SERVICES 1.0%
   Kinder Morgan Inc. ..................................................         United States            300,000        24,960,000
                                                                                                                    ----------------
   MULTI-UTILITIES & UNREGULATED POWER 9.9%
   Dominion Resources Inc. .............................................         United States          1,450,000       106,415,500
   National Grid Transco PLC ...........................................         United Kingdom         5,000,000        48,503,252
   ONEOK Inc. ..........................................................         United States            500,000        16,325,000
   United Utilities PLC ................................................         United Kingdom         4,000,000        47,294,029
   United Utilities PLC, A .............................................         United Kingdom         5,000,000        29,536,375
                                                                                                                    ----------------
                                                                                                                        248,074,156
                                                                                                                    ----------------
   TOTAL COMMON STOCKS (COST $1,600,038,683) ...........................                                              2,273,178,999
                                                                                                                    ----------------

   CONVERTIBLE PREFERRED STOCKS 2.5%
   ELECTRIC UTILITIES 2.5%
   American Electric Power Co. Inc., 9.25%, cvt. pfd. ..................         United States            352,400        15,967,244
   Aquila Inc., 6.75%, cvt. pfd. .......................................         United States            500,000        17,490,000
   CMS Energy Trust I, 7.75%, cvt. pfd. ................................         United States            260,000        12,350,000
   PNM Resources Inc., 6.75%, cvt. pfd. ................................         United States            300,000        16,087,500
                                                                                                                    ----------------
   TOTAL CONVERTIBLE PREFERRED STOCKS (COST $56,616,775) ...............                                                 61,894,744
                                                                                                                    ----------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
   BONDS 5.1%
   ELECTRIC UTILITIES 5.1%
   CalEnergy Co. Inc., senior note, 8.48%, 9/15/28 .....................         United States    $    25,000,000        33,702,275
   CMS Energy Corp., senior note, 9.875%, 10/15/07 .....................         United States          8,500,000         9,307,500
   FirstEnergy Corp., senior note, 7.375%, 11/15/31 ....................         United States         10,000,000        12,263,230
   Northeast Generation Co., senior note, 8.812%, 10/15/26 .............         United States          7,500,000         8,724,630
   PPL Capital Funding, 8.375%, 6/15/07 ................................         United States         15,000,000        16,104,405
   TXU Corp., 144A, 6.55%, 11/15/34 ....................................         United States         35,000,000        34,549,270
   Utilicorp United Inc., senior note, 9.95%, 2/01/11 ..................         United States          6,000,000         6,540,000
   Utilicorp United Inc., senior note, 8.27%, 11/15/21 .................         United States          6,100,000         5,909,375
                                                                                                                    ----------------
   TOTAL BONDS (COST $112,349,750) .....................................                                                127,100,685
                                                                                                                    ----------------
   CONVERTIBLE BOND (COST $9,000,000) 1.0%
   MULTI-UTILITIES & UNREGULATED POWER 1.0%
   Sierra Pacific Resources, cvt., senior note, 144A, 7.25%, 2/14/10 ...         United States          9,000,000        25,807,500
                                                                                                                    ----------------
   TOTAL LONG TERM INVESTMENTS (COST $1,778,005,208) ...................                                              2,487,981,928
                                                                                                                    ----------------


24 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN UTILITIES FUND                                                         COUNTRY             SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENT (COST $20,399,744) 0.8%
   MONEY FUND 0.8%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio .......         United States         20,399,744   $    20,399,744
                                                                                                                    ----------------
   TOTAL INVESTMENTS (COST $1,798,404,952) 100.2% ......................                                              2,508,381,672
   OTHER ASSETS, LESS LIABILITIES (0.2)% ...............................                                                 (4,642,102)
                                                                                                                    ----------------
   NET ASSETS 100.0% ...................................................                                            $ 2,503,739,570
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 26.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

FRANKLIN CUSTODIAN FUNDS, INC.

SELECTED PORTFOLIO ABBREVIATIONS

ADR    - American Depository Receipt
FHLMC  - Federal Home Loan Mortgage Corp.
FRN    - Floating Rate Note
GNMA   - Government National Mortgage Association
GO     - General Obligation
GP     - Graduated Payment
SF     - Single Family


26 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Custodian Funds, Inc. is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of five series (the Funds).

1. INCOME TAXES

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                          ------------------------------------------------------
                                                             FRANKLIN            FRANKLIN         FRANKLIN
                                                             DYNATECH             GROWTH           INCOME
                                                               FUND                FUND             FUND
                                                          ------------------------------------------------------
Cost of investments .................................     $  458,797,542   $    956,958,707   $  32,965,806,706
                                                          ======================================================

Unrealized appreciation .............................     $  247,961,268   $  1,237,689,152   $   3,590,922,568
Unrealized depreciation .............................        (20,477,926)       (38,901,648)     (1,005,443,041)
                                                          ------------------------------------------------------
Net unrealized appreciation (depreciation) ..........     $  227,483,342   $  1,198,787,504   $   2,585,479,527
                                                          ======================================================

                                                          ------------------------------------
                                                             FRANKLIN
                                                          U.S. GOVERNMENT         FRANKLIN
                                                            SECURITIES            UTILITIES
                                                               FUND                 FUND
                                                          ------------------------------------
Cost of investments .................................     $ 7,359,304,672    $  1,800,909,774
                                                          ====================================

Unrealized appreciation .............................     $   121,986,841    $    732,979,848
Unrealized depreciation .............................         (13,607,923)        (25,507,950)
                                                          ------------------------------------
Net unrealized appreciation (depreciation) ..........     $   108,378,918    $    707,471,898
                                                          ====================================

2. RESTRICTED AND ILLIQUID SECURITIES

At June 30, 2005, the Franklin Income Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Directors as reflecting fair value, as follows:

------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                  ACQUISITION
   SHARES           ISSUER                                            DATE             COST              VALUE
------------------------------------------------------------------------------------------------------------------
     75,000         Asia Pulp & Paper Co. Ltd., 12.00%, pfd.,
                     Perpetual ................................      2/14/97       $  57,833,250    $     843,750
 12,883,549         Tjiwi Kimia Finance Mauritius, FRN,
                     4.19%, 4/29/15 ...........................      4/30/05           3,935,151        3,935,151
 33,160,560         Tjiwi Kimia Finance Mauritius, FRN,
                     4.19%, 4/29/18 ...........................      4/30/05          10,128,562       10,128,562
 42,601,657         Tjiwi Kimia Finance Mauritius, zero cpn.,
                     4/29/25 ..................................      4/30/05          13,012,250       13,012,250
                                                                                                    --------------
                    TOTAL RESTRICTED SECURITIES (0.08% of Net Assets) ..........................    $  27,919,713
                                                                                                    ==============

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 27


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FRANKLIN CUSTODIAN FUNDS, INC.


By
     JIMMY D. GAMBILL
     ----------------
  /s/Jimmy D. Gambill
     Chief Executive Officer - Finance and Administration
Date August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By
     JIMMY D. GAMBILL
     ----------------
  /S/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 19, 2005

By
      GALEN G. VETTER
      ---------------
   /s/Galen G. Vetter
      Chief Financial Officer
Date  August 19, 2005














                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Custodian Funds, Inc.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 19, 2005


/s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Custodian Funds, Inc.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 19, 2005


/s/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer